Finance Cost Net	12 Months Ended
Dec. 31, 2021
Finance Cost Net [Abstract]
Finance Cost, net	Finance Cost, net
The following table shows the breakdown of finance income and costs:

	2021 $000s	2020 $000s	2019 $000s
For the years ended December 31,
Finance income
Interest income from financial assets	214	1,183	4,362
Total finance income	214	1,183	4,362
Finance costs
Contractual interest expense on notes payable	(1,031)	(96)	(149)
Interest expense on other borrowings	(1,502)	(496)	—
Interest expense on lease liability	(2,181)	(2,354)	(2,495)
Gain/(loss) on foreign currency exchange	(56)	—	68
Total finance cost – contractual	(4,771)	(2,946)	(2,576)
Gain/(loss) from change in fair value of warrant liability	1,419	(117)	(11,890)
Gain/(loss) from change in fair value of preferred shares	8,362	(4,234)	(34,585)
Gain/(loss) from change in fair value of convertible debt	(175)	—	—
Total finance income/(costs) – fair value accounting	9,606	(4,351)	(46,475)
Total finance costs – subsidiary preferred shares	—	—	(1,458)

Total finance income/(costs)	9,606	(4,351)	(47,933)
Finance income/(costs), net	5,050	(6,115)	(46,147)